Class B Prospectus | Credit Suisse Floating Rate High Income Fund
Credit Suisse Floating Rate High Income Fund

Supplement to the Prospectus dated March 1, 2013
of
Credit Suisse Floating Rate High Income Fund

The following information supersedes certain information in the Fund's Class B Statutory Prospectus, effective February 1, 2014.

The row entitled "Redemption or exchange fees" under "Shareholder fees" in the fee table on Page 4 of the Fund's Summary section is deleted.

Shareholders should retain this supplement for future reference.